Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Securities
Amortized cost	$ 101,658	$ 98,456	$ 49,970
Loans
Consumer instalment and other personal	81,890	79,080	77,164
Credit cards	8,637	8,050	8,103
Business and government	274,548	262,253	239,809
Deposits	713,714	704,949	685,631
Securitization and structured entities' liabilities	24,692	25,158	25,486
Other liabilities	38,039	37,086	37,764
Subordinated Debt	8,236	$ 8,481	6,893
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	101,658		49,970
Loans
Residential mortgages	139,571		135,653
Consumer instalment and other personal	81,421		76,627
Credit cards	8,409		7,827
Business and government	268,465		233,066
Loans net of allowance for loan losses	497,866		453,173
Deposits	690,303		662,827
Securitization and structured entities' liabilities	23,690		24,631
Other liabilities	3,850		0
Subordinated Debt	8,236		6,893
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	94,970		49,810
Loans
Residential mortgages	136,595		135,461
Consumer instalment and other personal	80,757		76,791
Credit cards	8,409		7,827
Business and government	267,534		233,670
Loans net of allowance for loan losses	493,295		453,749
Deposits	688,943		663,558
Securitization and structured entities' liabilities	23,115		24,809
Other liabilities	3,244		0
Subordinated Debt	$ 8,066		$ 7,087